Summary of Business and Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2012 Segment	Jun. 30, 2011	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Maximum	May 14, 2008 Verso Paper Corp.	Dec. 31, 2011 Intangibles and other assets Asset retirement obligation
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Initial public offering										14
Market segments				3		3
Planned maintenance costs									$ 500,000
Interest cost, capitalized	1,100,000		700,000	1,800,000	1,400,000	3,700,000	1,300,000
Goodwill impairment charge		10,551,000				10,551,000
Trade accounts receivable - unaffiliated customers		113,200,000				113,200,000	87,200,000
Allowance for doubtful accounts		900,000				900,000	800,000
Bad debt expenses						200,000	200,000	400,000
Restricted cash	4,120,000	3,560,000		4,120,000		3,560,000	27,399,000				800,000
Alternative fuel mixtures tax credits								238,900,000
Alternative fuel mixture tax credit, claims pending								$ 10,000,000